U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

October 1, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	John Hancock Bond Trust (the “Trust”), on behalf of:

John Hancock Focused High Yield Fund,

John Hancock Global Conservative Absolute Return Fund,

John Hancock Global Short Duration Credit Fund,

John Hancock Government Income Fund, and

John Hancock Investment Grade Bond Fund (collectively, the “Funds”)

File Nos. 002-66906; 811-03006

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectus and statement of additional information for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and Statement of Additional Information, each dated October 1, 2014, contained in Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 103 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 25, 2014 via EDGAR, accession number 0001133228-14-003374.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust